Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Long-term debt and short-term borrowings

	December 31,
	2011	2010
Senior Credit Facility:
Revolving Credit Facility, maturing 2013 maturing 2011	$—	$—
Senior Notes, interest at 7.875%, settled 2011	—	609
Senior Notes, interest at 6.25%, maturing 2013	500	504
Senior Notes, interest at 7.875%, maturing 2014	497	490
Senior Notes, interest at 7.375%, maturing 2015	450	450
Senior Notes, interest at 6.75%, maturing 2018	400	400
Senior Notes, interest at 7.15%, maturing 2019	245	245
Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities	105	159

	2,197	2,857
Less current maturities	(3)	(9)

Long-term debt	$2,194	$2,848

Aggregate debt maturities

2012	$3
2013	505
2014	502
2015	455
2016	39
Thereafter	693

$2,197